Class a Common Stock Subject to Possible Redemption (Details) - Prior to the consummation of the Business Combination, the Company’s Class A common stock feature ce	Dec. 31, 2020 USD ($)
Prior to the consummation of the Business Combination, the Company’s Class A common stock feature ce [Abstract]
Gross proceeds from issuance of potentially redeemable Class A common stock	$ 115,000,000
Less:
Proceeds allocated to Public Warrants	(3,105,000)
Class A common stock issuance costs	(6,793,491)
Plus:
Accretion of carrying value to redemption value	9,898,491
Class A common stock subject to possible redemption	$ 115,000,000